AXS Market Neutral Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 31.3%
	AUTO MANUFACTURERS — 16.1%
3,683	Tesla, Inc.*,1	$1,487,343

	SEMICONDUCTORS — 15.2%
10,489	NVIDIA Corp.[1]	1,408,568
	TOTAL COMMON STOCKS
	(Cost $2,670,582)	2,895,911
	EXCHANGE-TRADED FUNDS — 67.9%
35,550	Tradr 1.5X Short NVDA Daily ETF[1,2]	903,681
90,327	Tradr 2X Long SPY Quarterly ETF*,1,2	2,321,404
90,634	Tradr 2X Long Triple Q Quarterly ETF*,1,2	2,438,906
23,044	Tradr 2X Short TSLA Daily ETF[1,2]	616,888
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $6,818,351)	6,280,879

Principal Amount
	SHORT-TERM INVESTMENTS — 3.0%
278,734	UMB Bank, Institutional Banking Money Market II Deposit Investment, 3.80%[1,3]	278,734
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $278,734)	278,734

	TOTAL INVESTMENTS — 102.2%
	(Cost $9,767,667)	9,455,524
	Liabilities in Excess of Other Assets — (2.2)%	(203,468)
	TOTAL NET ASSETS — 100.0%	$9,252,056

AXS Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT — (27.1)%
	EXCHANGE-TRADED FUNDS — (27.1)%
(16,412)	ProShares UltraPro QQQ	$(1,298,681)
(13,670)	ProShares UltraPro S&P 500	(1,211,709)
	TOTAL EXCHANGE-TRADED FUNDS
	(Proceeds $2,568,027)	(2,510,390)

	TOTAL SECURITIES SOLD SHORT
	(Proceeds $2,568,027)	$(2,510,390)

ETF – Exchange-Traded Fund

*	Non-income producing security.
[1]	All or a portion of the security is segregated as collateral for securities sold short. As of December 31, 2024, the aggregate value of those securities was $9,433,228, representing 102.0% of net assets.
[2]	Affiliated company.
[3]	The rate is the annualized seven-day yield at period end.

AXS Market Neutral Fund

	Value Beginning of Period	Additions	Reductions	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period
Exchange-Traded Funds - 67.9%
Tradr 1.5X Short NVDA Daily ETF	$-	$1,066,081	$(101,629)	$1,797	$(62,568)	$903,681
Tradr 2X Long SPY Quarterly ETF	-	2,406,266	-	-	(84,862)	2,321,404
Tradr 2X Long Triple Q Quarterly ETF	-	2,407,194	-	-	31,712	2,438,906
Tradr 2X Short TSLA Daily ETF	-	1,038,676	(31)	(3)	(421,754)	616,888
Total	$-	$6,918,217	$(101,660)	$1,794	$(537,472)	$6,280,879

	Shares Beginning of Period	Additions	Reductions	Shares End of Period
Exchange-Traded Funds
Tradr 1.5X Short NVDA Daily ETF	-	39,223	(3,673)	35,550
Tradr 2X Long SPY Quarterly ETF	-	90,327	-	90,327
Tradr 2X Long Triple Q Quarterly ETF	-	90,634	-	90,634
Tradr 2X Short TSLA Daily ETF*	-	101,123	(78,079)	23,044
Total	-	321,307	(81,752)	239,555

*	The Fund had a 1-6 reverse stock split after the close of business November 26, 2024.